Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 306	$ 242	$ 125
Adjustments to reconcile net income to net cash from operating activities-
Depreciation, amortization, and impairments	130	172	152
Transmission revenue collections, net	21	6	(14)
Deferred income taxes and investment tax credits, net	143	230	48
Spent nuclear fuel disposal trust income	13	12	12
New Jersey temporary rate credits, net	(20)	0	0
Employee benefit costs, net	(24)	(22)	(27)
Pension and OPEB mark-to-market adjustments	(55)	(24)	29
Changes in current assets and liabilities-
Receivables	(21)	(32)	(6)
Prepaid taxes and other current assets	0	6	(9)
Accounts payable	87	(7)	(6)
Accrued taxes	(10)	17	1
Accrued interest	21	(4)	1
Other current liabilities	4	0	(3)
Collateral, net	0	29	(57)
Employee benefit plan funding and related payments	0	(7)	(7)
Other	(24)	(9)	25
Net cash provided from operating activities	571	609	264
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital investments	(1,105)	(879)	(633)
Sales of investment securities held in trusts	102	121	38
Purchases of investment securities held in trusts	(114)	(134)	(50)
Asset removal costs	(84)	(57)	(45)
Other	(3)	0	0
Net cash used for investing activities	(1,204)	(949)	(690)
New financing-
Long-term debt	1,350	700	0
Redemptions and repayments-
Long-term debt	(650)	(500)	0
Equity contribution from parent	0	740	30
Common stock dividend payments	(120)	(150)	0
Other	(18)	(10)	(1)
Net cash provided from financing activities	633	340	426
Net change in cash, cash equivalents, and restricted cash	0	0	0
Cash, cash equivalents, and restricted cash at beginning of period	0	0	0
Cash, cash equivalents, and restricted cash at end of period	0	0	0
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest (net of amounts capitalized)	99	96	108
Income taxes, net of refunds	(15)	(101)	(11)
Significant non-cash transactions:
Accrued capital investments	92	82	59
Related Party
New financing-
Short-term borrowings	71	0	197
Redemptions and repayments-
Short-term borrowings	0	(240)	0
Nonrelated Party
New financing-
Short-term borrowings	0	0	200
Redemptions and repayments-
Short-term borrowings	$ 0	$ (200)	$ 0